Shareholder Report, Holdings (Details) - C000007298	Jun. 30, 2026
Triborough Bridge & Tunnel AuthorityFR_89602HJD0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Harris County Cultural Education Facilities Finance Corp.FR_414009UA6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
County of LoudounFR_54589TPZ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
County of MontgomeryFR_61334PHB2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
State of TexasFR_882725CZ5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Washington
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Maryland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
New York
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Texas
Holdings [Line Items]
Percent of Net Asset Value	22.90%